Fair Value Disclosures - Carrying Amount and Estimated Fair Value of Financial Instruments (Q2) (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Securities available-for-sale, at fair value	$ 156,577,182	$ 151,944,567	$ 129,421,914
Restricted investments	8,272,600	6,430,700	5,627,950
Liabilities:
Noninterest-bearing demand deposits	301,317,854	220,520,287	153,482,650
Interest-bearing demand deposits	246,942,432	231,643,508	162,702,457
Time deposits	535,879,278	442,774,094	316,275,340
Federal Home Loan Bank advances and other borrowings		0	5,765
Level 1 [Member]
Assets:
Cash and cash equivalents	170,235,000	113,027,000
Securities available-for-sale, at fair value	0	0
Level 2 [Member]
Assets:
Securities available-for-sale, at fair value	156,577,000	151,944,000
Liabilities:
Noninterest-bearing demand deposits	301,318,000	220,520,000
Interest-bearing demand deposits	246,942,000	231,644,000
Money Market and Savings deposits	632,518,000	543,645,000
Time deposits	537,006,000	443,547,000
Securities sold under agreements to repurchase	18,635,000	24,055,000
Federal Home Loan Bank advances and other borrowings	72,040,000	43,600,000
Level 3 [Member]
Assets:
Securities available-for-sale, at fair value	0	0
Loans, net	1,569,916,000	1,292,303,000
Carrying Amount [Member]
Assets:
Cash and cash equivalents	170,235,000	113,027,000	68,748,000
Securities available-for-sale, at fair value	156,577,000	151,944,000
Restricted investments	8,273,000	6,431,000
Loans, net	1,568,361,000	1,317,398,000	808,271,000
Liabilities:
Noninterest-bearing demand deposits	301,318,000	220,520,000
Interest-bearing demand deposits	246,942,000	231,644,000
Money Market and Savings deposits	632,518,000	543,645,000	274,605,000
Time deposits	535,879,000	442,774,000
Securities sold under agreements to repurchase	18,635,000	24,055,000	26,622,000
Federal Home Loan Bank advances and other borrowings	72,040,000	43,600,000
Estimated Fair Value [Member]
Assets:
Cash and cash equivalents	170,235,000	113,027,000	68,748,000
Securities available-for-sale, at fair value	156,577,000	151,944,000
Loans, net	1,569,916,000	1,292,303,000	803,057,000
Liabilities:
Noninterest-bearing demand deposits	301,318,000	250,520,000
Interest-bearing demand deposits	246,942,000	231,644,000
Money Market and Savings deposits	632,518,000	543,645,000	274,605,000
Time deposits	537,006,000	443,547,000
Securities sold under agreements to repurchase	18,635,000	24,055,000	$ 26,622,000
Federal Home Loan Bank advances and other borrowings	$ 72,040,000	$ 43,600,000